UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 915-9144

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2012

Item 1.                                Schedule of Investments.

Henderson Global Funds	Portfolio of investments (unaudited)
Strategic Income Fund
March 31, 2012
	Face				Value
	amount		Coupon	Maturity	(note 3)
Corporate bonds – 79.52%
		Canada – 0.96%
EUR	330,000	Bombardier, Inc.	7.250%	11/15/16	$ 459,926
		France – 3.53%
EUR	550,000	Crown European Holdings S.A.	7.125	8/15/18	783,048
EUR	100,000	Rexel S.A.	7.000	12/17/18	141,372
EUR	450,000	Rexel S.A.	8.250	12/15/16	654,180
GBP	60,000	WPP Finance S.A.	6.375	11/6/20	110,727
					1,689,327
		Germany – 7.72%
EUR	600,000	HeidelbergCement AG	8.500	10/31/19	906,249
USD	500,000	Kabel BW Erste Beteiligungs GmbH (a)	7.500	3/15/19	542,500
EUR	750,000	Kabel Deutschland Vertrieb und Service GmbH	6.500	6/29/18	1,055,290
USD	1,100,000	Unitymedia Hessen GmbH & Co KG (a)	8.125	12/1/17	1,193,500
					3,697,539
		Ireland – 3.58%
EUR	750,000	Ardagh Glass Finance plc	8.750	2/1/20	990,272
EUR	500,000	Smurfit Kappa Acquisitions	7.750	11/15/19	723,545
					1,713,817
		Luxembourg – 6.92%
GBP	400,000	Glencore Finance Europe S.A.	6.500	2/27/19	702,981
EUR	800,000	Telenet Finance Luxembourg SCA	6.375	11/15/20	1,088,299
EUR	1,100,000	UPC Holding BV	8.000	11/1/16	1,525,752
					3,317,032
		Netherlands – 4.30%
EUR	690,000	ING Verzekeringen N.V. (b)	2.692	6/21/21	860,510
EUR	150,000	Linde Finance B.V. (b) (c)	7.375	7/14/16	223,410
EUR	675,000	Ziggo Bond Co. B.V. (a)	8.000	5/15/18	974,518
					2,058,438
		United Kingdom – 34.25%
GBP	430,000	Aviva plc (c)	6.125	9/29/22	500,364
EUR	700,000	BAA Funding, Ltd.	4.600	2/15/18	996,178
GBP	400,000	British Telecommunications plc	6.625	6/23/17	746,976
GBP	100,000	Care UK Health & Social Care plc	9.750	8/1/17	168,747
GBP	1,000,000	Daily Mail & General Trust	5.750	12/7/18	1,649,853
GBP	100,000	Daily Mail & General Trust	6.375	6/21/27	145,721
GBP	400,000	F&C Finance plc	9.000	12/20/16	665,418
EUR	280,000	Global Switch Holdings Ltd.	5.500	4/18/18	391,111
GBP	100,000	Imperial Tobacco Finance plc	5.500	9/28/26	172,954
GBP	450,000	Imperial Tobacco Finance plc	5.500	11/22/16	797,856
GBP	1,002,000	ITV plc	5.375	10/19/15	1,654,788
GBP	1,100,000	Legal & General Group plc (c)	6.385	5/2/17	1,513,656
USD	1,100,000	Lloyds TSB Group plc (a) (c) (d)	6.267	11/14/16	742,500
GBP	301,000	Odeon & UCI Finco plc	9.000	8/1/18	481,450
EUR	650,000	Rexam plc (c)	6.750	6/29/17	845,232
USD	1,000,000	Royal Bank of Scotland Group plc (c) (d)	7.640	9/29/17	690,000
USD	1,100,000	Standard Chartered plc (c)	6.409	1/30/17	1,046,121

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)
Strategic Income Fund
March 31, 2012 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 3)
GBP	300,000	Thames Water Utilities Finance, Ltd. (c)	5.750%	9/13/30	$ 499,908
GBP	650,000	Virgin Media Finance plc	8.875	10/15/19	1,169,635
GBP	500,000	William Hill plc	7.125	11/11/16	869,729
USD	203,000	WPP Finance 2010	4.750	11/21/21	212,694
GBP	250,000	WPP plc	6.000	4/4/17	447,918
					16,408,809
		United States – 18.26%
USD	1,250,000	Constellation Brands, Inc.	7.250	5/15/17	1,421,875
USD	710,000	Digicel Group, Ltd. (a)	10.500	4/15/18	791,650
USD	600,000	HCA Holdings, Inc.(a)	7.750	5/15/21	623,250
USD	300,000	HCA, Inc.	8.000	10/1/18	327,750
USD	1,500,000	Iron Mountain, Inc.	6.625	1/1/16	1,503,750
	2,500,000	Lehman Brothers UK Capital Funding IV LP
EUR		(c) (d) (e) (f)	5.750	4/25/13	—
EUR	775,000	Levi Strauss & Co.	7.750	5/15/18	1,063,334
USD	1,010,000	Pinnacle Entertainment, Inc.	8.750	5/15/20	1,108,475
USD	240,000	Regal Entertainment Group	9.125	8/15/18	264,000
USD	1,240,000	Service Corp International	7.625	10/1/18	1,432,200
USD	196,000	Windstream Corp.	7.750	10/15/20	210,700
					8,746,984
	Total corporate bonds
	(Cost $38,978,478)				38,091,872

US government obligations – 13.20%

	United States - 13.20%
USD	1,400,000	United States Treasury Note	3.625	2/15/21	1,585,063
USD	750,000	United States Treasury Note	0.750	8/15/13	754,893
USD	1,500,000	United States Treasury Note	0.125	8/31/13	1,496,837
USD	2,500,000	United States Treasury Note	0.250	9/15/14	2,488,672
					6,325,465
	Total US government obligations
	(Cost $6,295,541)				6,325,465
	Total long-term investments
	(Cost $45,274,019)				44,417,337

	Shares
Short-term investment - 4.35%
	2,084,399	Fidelity Institutional Treasury Portfolio			2,084,399
	Total short-term investment
	(Cost $2,084,399)				2,084,399
Total investments - 97.07%
	(Cost $47,358,418)				46,501,736
Net other assets and liabilities – 2.93%					1,401,801
Total net assets – 100.00%					$ 47,903,537

(a)
Restricted security, purchased under Rule 144A, section 4(2)g, which is exempt registration under the securities Act of 1933 as amended. At March 31, 2012 the securities had an aggregate value of $4,867,918, which represents 10.2% of net assets.

(b)	Security is a floating rate bond.
(c)	Maturity date is perpetual. Maturity date presented represents the next call date.

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)
Strategic Income Fund
March 31, 2012 (continued)

(d)	Security is in default.
(e)	Fair valued at March 31, 2012 as determined in good faith using procedures approved by the Board of Trustees.
(f)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)
Strategic Income Fund
March 31, 2012 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets

US Government Obligations	13.20%
Cable TV	7.86
Life/Health Insurance	6.01
Containers-Metal/Glass	5.46
Telephone-Integrated	4.44
Gambling (Non-Hotel)	4.13
Publishing-Newspapers	3.75
Commercial Banks Non-US	3.73
Television	3.45
Internet Connectivity Services	3.18
Commercial Services	3.14
Funeral Services & Related Items	2.99
Beverages - Wine & Spirits	2.97
Medical-Hospitals	2.34
Telecom Services	2.27
Apparel Manufacturers	2.22
Airport Development & Maintenance	2.08
Tobacco	2.03
Building Products - Cement Aggregates	1.89
Electronic Parts Distribution	1.66
Cellular Telecommunications	1.65
Paper & Related Products	1.51
Distribution/Wholesale	1.47
Diversified Banking Institution	1.44
Investment Management & Advising Services	1.39
Water	1.04
Diversified Operations	1.01
Diversified Manufacturing Operations	0.96
Consulting Services	0.94
Computer Data Security	0.82
Theaters	0.55
Industrial Gases	0.47
Advertising Services	0.44
Multimedia	0.23
Finance - Investment Banking & Brokerage	—
Long-Term Investments	92.72
Short-Term Investment	4.35
Total Investments	97.07
Net Other Assets and Liabilities	2.93
100.00%

See notes to financial statements

Henderson Global Funds	Notes to financial statements
(unaudited)

1.  All percentages are based on the net assets of the Henderson Strategic Income Fund (the “Fund”) as of March 31, 2012.

2.  Net unrealized depreciation of the Fund’s investment securities was $856,682 of which $2,903,910 related to the appreciated investment securities and $3,760,592 related to depreciated investment securities for the period ended March 31, 2012.

3.  Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price.  Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust.  If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers.  Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates fair market value. Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable quoted forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust.  The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Fund.

4.  Various inputs are used in determining the value of the Fund’s investments. The Fund uses a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices (unadjusted) in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

Henderson Global Funds	Notes to financial statements
(unaudited)

Any transfers between levels are disclosed, effective at the end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at March 31, 2012:

Strategic Income
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Corporate Bonds
Canada	$—	$459,926	$—	$459,926
France	—	1,689,327	—	1,689,327
Germany	—	3,697,539	—	3,697,539
Ireland	—	1,713,817	—	1,713,817
Luxembourg	—	3,317,032	—	3,317,032
Netherlands	—	2,058,438	—	2,058,438
United Kingdom	—	16,408,809	—	16,408,809
United States	—	8,746,984	—	8,746,984
Total Corporate Bonds	—	38,091,872	—	38,091,872
US Government Obligations
United States	—	6,325,465	—	6,325,465
Total US Government Obligations	—	6,325,465	—	6,325,465
Short-Term Investment	2,084,399	—	—	2,084,399
Total Investments	2,084,399	44,417,337	—	46,501,736

Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	—	(199,386)	—	(199,386)

Total Financial Derivative Instruments	$—	$(199,386)	$—	$(199,386)

During the period ended March 31, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of January 1, 2012	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to level 3	Transfers out of level 3	Balance as of March 31, 2012
Corporate Bonds
United States
Lehman Brothers UK Capital Funding IV LP	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$0	$0	$0	$0	$0	$0	$0	$0	$0

The total net change in unrealized appreciation/depreciation attributable to Level 3 investments held at March 31, 2012 was $0.

Fund’s management has determined that Lehman Brothers UK Capital Funding IV LP is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value.  Management has also concluded there is no value for the investment on the basis that the company has filed for bankruptcy, the position is currently in default and is highly subordinated.

The Fund adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund’s financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.

5.  The Fund is subject to interest rate risk and foreign currency risk in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies and to gain exposure to equity indices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price and date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the fluctuations in the fair value of the underlying security. The Fund realizes a gain or loss upon the expiration or closing of futures contracts. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearing house, as counterparty to all exchange-traded futures, guarantees the contracts against default.

The Fund held no open futures contracts at March 31, 2012.

Following is a summary of realized gain/losses and change in unrealized gain/losses incurred on futures contracts during the period ended March 31, 2012:

Futures contracts	Realized gain/loss	Change in unrealized gain/loss
Equity risk	$(69,826)	$---
Interest rate risk	$(10,445)	$---

During the period ended March 31, 2012, the Fund's average notional value related to futures contracts was $724 thousand or 1.5% of net assets.

6. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-US dollar denominated investment securities.  When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date.  Realized gains or losses on forward foreign currency contracts include net gains or losses on contracts that have matured. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded.  These instruments involve market risk, credit risk or both kinds of risks, in excess of the unrealized appreciation or depreciation.  These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations.

The Fund held the following open forward foreign currency contracts at March 31, 2012:

Henderson Global Funds	Notes to financial statements
(unaudited)

	Value date	Local amount (000's)	Current notional value	Unrealized appreciation/ (depreciation)
Australian Short	4/30/12	1,451	$1,498,027	$1,973
Australian Long	4/30/12	1,443	1,489,958	(10,042)
Euro Short	4/20/12	11,043	14,729,019	(105,648)
British Pound Short	4/20/12	7,678	12,280,141	(85,669)

Following is a summary of realized gain/losses and change in unrealized gain/losses incurred on forward currency contracts during the period ended March 31, 2012:

Currency	Realized gain/loss	Change in unrealized gain/loss
Foreign currency risk	$ (216,768)	$ (506,473)

During the period ended March 31, 2012, the Fund’s average monthly notional value related to forward foreign currency contracts was approximately $7.8 million or 16.2% of net assets.

6. The Fund may purchase options to create investment exposure consistent with its investment objective or to hedge or limit exposure of its portfolio holdings. Options are valued daily and unrealized appreciation or depreciation is recorded. The Fund realizes a gain or loss upon the expiration or closing of the option transaction. Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying instrument, the possibility of an illiquid market for the option or the inability of counterparties to perform. When applicable, option contracts purchased by the Fund and contracts outstanding at the end of the period are listed in the Fund’s Schedule of Investments. The Fund did not hold options purchased at March 31, 2012.

Following is a summary of realized gain/losses and change in unrealized gain/losses incurred on options purchased during the period ended March 31, 2012:

Options Purchased	Realized gain/loss	Change in unrealized gain/loss
Equity risk	$(48,656)	$---

Henderson Global Funds	Portfolio of investments (unaudited)
International All Cap Equity Fund
March 31, 2012

Value
Shares	(note 3)
Common stocks - 95.85%
	Austria - 1.90%
1,763	Andritz AG	$ 172,539
1,647	Schoeller-Bleckmann
	Oilfield Equipment AG	151,632
		324,171
	Belgium - 2.14%
3,800	Anheuser-Busch InBev N.V.	277,628
1,681	EVS Broadcast Equipment,
	S.A.	87,167
		364,795
	Brazil - 2.86%
11,408	Banco Bradesco S.A., ADR	199,640
8,700	BRF - Brasil Foods S.A.,
	ADR	174,087
4,300	Petroleo Brasileiro S.A.,
	ADR	114,208
		487,935
	Canada - 1.21%
2,399	Agrium, Inc.	207,058

	China - 2.67%
1,728	Baidu, Inc., ADR *	251,891
80,000	Dongfeng Motor Group Co.,
	Ltd.	144,227
53,500	Yingde Gases Group Co.	60,764
		456,882
	France - 5.16%
20,248	AXA S.A.	335,669
4,599	Compagnie Generale des
	Etablissements Michelin,
	Class B	342,443
2,617	Sanofi	203,240
		881,352
	Germany - 6.91%
2,002	Bauer AG	61,518
1,751	Bilfinger Berger AG	164,476
4,134	Fresenius SE & Co., KGaA	423,934
3,154	Gerresheimer AG	137,973
2,950	SAP AG	206,006
9,806	Wirecard AG	186,692
		1,180,599
	Indonesia - 1.94%
279,000	PT Bank Mandiri Tbk	209,006
91,000	PT Semen Gresik Persero
	Tbk	121,910
		330,916

	Israel - 1.84%
6,973	Teva Pharmaceutical
	Industries, Ltd., ADR	314,203

	Italy - 5.32%
9,589	Autogrill SpA	101,224
5,278	Luxottica Group SpA	191,116
33,900	Prada SpA *	220,673
7,677	Saipem SpA	396,549
		909,562
	Japan - 17.85%
5,900	Canon, Inc.	278,712
6,700	Don Quijote Co., Ltd.	243,246
4,300	Doutor Nichires Holdings
	Co., Ltd.	56,575
5,100	Fuji Oil Co., Ltd.	72,523
2,200	Hikari Tsushin, Inc.	64,642
4,400	IT Holdings Corp.	51,458
18,000	Itoham Foods, Inc.	68,068
754	Keyence Corp.	177,273

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)
International All Cap Equity Fund
March 31, 2012 (continued)

Value
Shares	(note 3)
2,600	Kissei Pharmaceutical Co.,
	Ltd.	$ 50,919
39,000	Kubota Corp.	374,592
10,000	Makita Corp.	401,112
97	NTT Urban Development
	Corp.	78,988
275	Rakuten, Inc.	288,057
1,700	SMC Corp.	270,291
15,000	Tokio Marine Holdings, Inc.	411,562
5,000	Tokyo Steel Manufacturing
	Co., Ltd.	44,159
8,545	TSI Holdings Co., Ltd.	53,890
2,900	Yamatake Corp.	64,117
		3,050,184
	Korea - 1.50%
228	Samsung Electronics Co.,
	Ltd.	256,564

	Netherlands - 1.46%
4,985	ASML Holding N.V.	249,185
	Norway - 2.83%
15,051	DnB NOR ASA	193,465
7,731	Seadrill, Ltd.	289,704
		483,169
	Singapore - 5.09%
27,763	DBS Group Holdings, Ltd.	313,177
38,400	Keppel Corp., Ltd.	335,720
90,000	Overseas Union Enterprise,
	Ltd.	168,251
28,884	Raffles Medical Group, Ltd.	53,308
		870,456

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)
International All Cap Equity Fund
March 31, 2012 (continued)

		Value
Shares		(note 3)
	Spain - 1.19%
10,762	Amadeus IT Holding S.A., A
	Shares	$ 203,099

	Switzerland - 10.29%
9,633	ABB, Ltd. *	197,633
4,980	Compagnie Financiere
	Richemont S.A.	312,250
13,728	Credit Suisse Group AG *	391,294
225	SGS S.A.	437,687
1,211	Syngenta AG *	418,692
		1,757,556
	Taiwan - 0.75%
33,000	Hon Hai Precision Industry
	Co., Ltd.	128,022

	United Kingdom - 22.94%
16,579	BG Group plc	383,982
11,293	Diageo plc	271,399
36,511	International Power plc	236,518
24,615	Prudential plc	294,304
8,078	Rio Tinto plc	445,250
21,566	Serco Group plc	187,134
7,056	Shire plc	227,979
6,057	Spectris plc	174,678
22,204	Standard Chartered plc	554,039
10,489	Unilever plc	346,281
32,110	WPP plc	438,871
21,029	Xstrata plc	359,231
		3,919,666
	Total long-term
	investments
	(Cost $14,258,021)	16,375,374
Short-term investment - 1.00%
170,424	Fidelity Institutional Treasury
	Portfolio	170,424
	Total short-term
	investment
	(Cost $170,424)	170,424
Total investments - 96.85%
	(Cost $14,428,445)	16,545,798
Net other assets and liabilities – 3.15%
		537,360
Total net assets – 100.00%		$ 17,083,158

* Non income producing security
ADR American Depositary Receipts

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)
International All Cap Equity Fund
March 31, 2012 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets
Diversified Banks	8.60%
Industrial Machinery	4.94
Diversified Metals & Mining	4.71
Pharmaceuticals	4.66
Apparel, Accessories & Luxury Goods	4.55
Packaged Foods & Meats	3.87
Fertilizers & Agricultural Chemicals	3.66
Oil & Gas Equipment & Services	3.21
Integrated Oil & Gas	2.92
Advertising	2.57
Research & Consulting Services	2.56
Health Care Services	2.48
Electronic Equipment & Instruments	2.44
Property & Casualty Insurance	2.41
Diversified Capital Markets	2.29
Data Processing & Outsourced Services	2.28
Construction & Farm Machinery & Heavy Trucks	2.19
Tires & Rubber	2.00
Industrial Conglomerates	1.97
Multi-line Insurance	1.97
Life & Health Insurance	1.72
Oil & Gas Drilling	1.70
Internet Retail	1.69
Office Electronics	1.63
Brewers	1.63
Distillers & Vintners	1.59
Semiconductors	1.50
Internet Software & Services	1.47
Semiconductor Equipment	1.46
General Merchandise Stores	1.42
Independent Power Producers & Energy Traders	1.38
Construction & Engineering	1.32
Application Software	1.21
Heavy Electrical Equipment	1.16
Environmental & Facilities Services	1.10
Hotels, Resorts & Cruise Lines	0.98
Restaurants	0.92
Automobile Manufacturers	0.84
Life Sciences Tools & Services	0.81
Electronic Manufacturing Services	0.75
Construction Materials	0.71
Communications Equipment	0.51
Real Estate Operating Companies	0.46
Computer & Electronics Retail	0.38
Industrial Gases	0.36
Healthcare Facilities	0.31
IT Consulting & Other Services	0.30
Steel	0.26
Long-Term Investments	95.85
Short-Term Investment	1.00
Total Investments	96.85
Net Other Assets and Liabilities	3.15
100.00%

See notes to financial statements

Henderson Global Funds	Notes to financial statements
(unaudited)

1.  All percentages are based on the net assets of the Henderson International All Cap Equity Fund (the ”Fund”) as of March 31, 2012.

2.  Net unrealized appreciation of the Fund’s investment securities was $2,117,353 of which $2,581,773 related to the appreciated investment securities and $464,420 related to depreciated investment securities for the period ended March 31, 2012.

3.  Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price.  Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates fair market value. Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable quoted forward rate.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust.  The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced.  If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.  As a result, it is possible that fair value prices will be used by the Fund.

4.  Various inputs are used in determining the value of the Fund’s investments. The Fund uses a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes.  These inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices (unadjusted) in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

Henderson Global Funds	Notes to financial statements
(unaudited)

Any transfers between levels are disclosed, effective at the end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at March 31, 2012:

International All Cap Equity Fund

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Common Stocks
Austria	$324,171	$—	$—	$324,171
Belgium	364,795	—	—	364,795
Brazil	487,935	—	—	487,935
Canada	207,058	—	—	207,058
China	456,882	—	—	456,882
France	881,352	—	—	881,352
Germany	1,180,599	—	—	1,180,599
Indonesia	330,916	—	—	330,916
Israel	314,203	—	—	314,203
Italy	909,562	—	—	909,562
Japan	3,050,184	—	—	3,050,184
Korea	256,564	—	—	256,564
Netherlands	249,185	—	—	249,185
Norway	483,169	—	—	483,169
Singapore	870,456	—	—	870,456
Spain	203,099	—	—	203,099
Switzerland	1,757,556	—	—	1,757,556
Taiwan	128,022	—	—	128,022
United Kingdom	3,919,666	—	—	3,919,666
Total Common Stocks	16,375,374	—	—	16,375,374
Short-Term Investment	170,424	—	—	170,424
Total	$16,545,798	$—	$—	$16,545,798

During the period ended March 31, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

The Fund adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund’s financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.  The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended March 31, 2012.

Henderson Global Funds	Portfolio of investments (unaudited)
Money Market Fund
March 31, 2012
Value (note 2)
Mutual funds – 100.08%
Investments in State Street Money Market Portfolio - 100.08%	$57,050,451
Total investments: 100.08% (Cost $57,050,451)	57,050,451

Other assets and liabilities, net: (0.08)%	(43,770)

Total net assets: 100.00%	$57,006,681

The Henderson Money Market Fund invests substantially all of its investible assets into the State Street Money Market Portfolio. At March 31, 2012, the Henderson Money Market Fund owned 0.22% of the State Street Money Market Portfolio.

See notes to financial statements

Henderson Global Funds	Notes to financial statements
(unaudited)

1. This Fund is a feeder fund and its assets were fully invested in the State Street Money Market Portfolio, (a series of State Street Master Funds) a master portfolio in a “master-feeder” structure. The State Street Money Market Portfolio, in turn, directly invests in money market securities. The net assets of the State Street Money Market Portfolio as of March 31, 2012 were $26,124,149,803.

2. The Fund records its investments in Master Portfolio at its reported Net Asset Value (NAV) which approximates fair market value.

3.  Various inputs are used in determining the value of the Fund’s investments. The Fund uses a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

Level 1 – quoted prices (unadjusted) in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at March 31, 2012:

Money Market

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Mutual Funds	$—	$57,050,451	$—	$57,050,451
Total	$—	$57,050,451	$—	$57,050,451

The Fund adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund’s financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period.  The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended March 31, 2012.

State Street Money Market Portfolio
Portfolio of Investments
March 31, 2012 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
ASSET BACKED COMMERCIAL PAPER — 8.4%
Aspen Funding Corp. (a)	0.396%	04/05/2012	04/05/2012	$ 100,000,000	$ 99,995,667
Aspen Funding Corp. (a)	0.447%	06/25/2012	06/25/2012	50,000,000	49,948,055
Gemini Securitization Corp. LLC (a)	0.386%	04/05/2012	04/05/2012	300,000,000	299,987,333
Gemini Securitization Corp. LLC (a)	0.365%	05/31/2012	05/31/2012	165,000,000	164,901,000
Kells Funding LLC (b)	0.467%	04/02/2012	04/02/2012	100,000,000	99,998,722
Kells Funding LLC (b)	0.467%	04/02/2012	04/02/2012	100,000,000	99,998,722
Kells Funding LLC (b)	0.467%	04/03/2012	04/03/2012	50,000,000	49,998,722
Kells Funding LLC (b)	0.457%	04/05/2012	04/05/2012	200,000,000	199,990,000
Kells Funding LLC (b)	0.528%	04/16/2012	04/16/2012	59,000,000	58,987,217
Kells Funding LLC (b)	0.508%	04/19/2012	04/19/2012	76,000,000	75,981,000
Kells Funding LLC (b)	0.540%	04/25/2012	04/25/2012	90,000,000	89,967,600
Kells Funding LLC (b)	0.540%	04/25/2012	04/25/2012	25,000,000	24,991,000
Kells Funding LLC (b)	0.497%	05/02/2012	05/02/2012	200,000,000	199,915,611
Kells Funding LLC (b)	0.416%	05/08/2012	05/08/2012	100,000,000	99,957,861
Kells Funding LLC (b)	0.420%	05/21/2012	05/21/2012	49,000,000	48,971,417
Kells Funding LLC (b)	0.400%	05/29/2012	05/29/2012	151,000,000	150,902,689
Newport Funding Corp. (a)	0.396%	04/05/2012	04/05/2012	115,000,000	114,995,017
Solitaire Funding LLC (a)	0.520%	04/10/2012	04/10/2012	77,000,000	76,989,990
Solitaire Funding LLC (a)	0.386%	06/06/2012	06/06/2012	50,000,000	49,965,167
Solitaire Funding LLC (a)	0.386%	06/08/2012	06/08/2012	138,000,000	137,900,947
TOTAL ASSET BACKED COMMERCIAL PAPER					2,194,343,737

FINANCIAL COMPANY COMMERCIAL PAPER — 10.8%
Australia & New Zealand Banking Group Ltd. (a)	0.475%	06/07/2012	06/07/2012	101,000,000	101,000,000
Australia & New Zealand Banking Group Ltd. (a)	0.475%	06/08/2012	06/08/2012	78,000,000	78,000,000
BNP Paribas	0.355%	05/02/2012	05/02/2012	42,000,000	41,987,342
Caisse D’Amortissement de la Dette Sociale	0.300%	05/14/2012	05/14/2012	120,000,000	119,957,000
Commonwealth Bank of Australia (a)(c)	0.323%	04/10/2012	09/06/2012	95,000,000	95,000,000
Commonwealth Bank of Australia (a)(c)	0.323%	04/10/2012	09/10/2012	95,000,000	95,000,000
DnB Bank ASA (a)	0.406%	04/23/2012	04/23/2012	102,000,000	101,975,067
DnB Bank ASA (a)(c)	0.621%	04/30/2012	07/31/2012	202,000,000	202,000,000
DnB Bank ASA (a)(c)	0.538%	06/25/2012	09/24/2012	215,000,000	215,000,000
General Electric Capital Corp.	0.280%	04/05/2012	04/05/2012	132,000,000	131,995,893
General Electric Capital Corp.	0.280%	04/09/2012	04/09/2012	107,000,000	106,993,342
General Electric Capital Corp.	0.260%	04/23/2012	04/23/2012	100,000,000	99,984,111
General Electric Capital Corp.	0.240%	07/11/2012	07/11/2012	137,000,000	136,907,753
General Electric Capital Corp.	0.244%	07/25/2012	07/25/2012	98,000,000	97,924,867
HSBC Bank PLC (a)(c)	0.354%	04/02/2012	08/02/2012	105,000,000	105,000,000
Nordea Bank AB	0.345%	07/02/2012	07/02/2012	70,000,000	69,938,283
NRW Bank (a)	0.259%	05/11/2012	05/11/2012	500,000,000	499,858,333
Sumitomo Mitsui Banking Corp. (a)	0.172%	04/09/2012	04/09/2012	300,000,000	299,988,667
Toyota Motor Credit Corp.	0.320%	04/05/2012	04/05/2012	25,600,000	25,599,090
Toyota Motor Credit Corp.	0.330%	04/12/2012	04/12/2012	25,600,000	25,597,419
Toyota Motor Credit Corp.	0.330%	04/16/2012	04/16/2012	37,307,000	37,301,870
Toyota Motor Credit Corp.	0.250%	05/15/2012	05/15/2012	50,000,000	49,984,722
Toyota Motor Credit Corp.	0.305%	07/16/2012	07/16/2012	75,000,000	74,933,750
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,811,927,509

CERTIFICATES OF DEPOSIT — 51.4%
Bank of Montreal	0.150%	04/17/2012	04/17/2012	216,000,000	216,000,000
Bank of Montreal (c)	0.633%	04/10/2012	12/05/2012	94,000,000	94,000,000
Bank of Nova Scotia	0.280%	04/04/2012	04/04/2012	225,000,000	225,000,000
Bank of Nova Scotia	0.270%	04/05/2012	04/05/2012	150,000,000	150,000,000
Bank of Nova Scotia (c)	0.648%	05/16/2012	09/14/2012	38,000,000	38,000,000

State Street Money Market Portfolio
Portfolio of Investments – (continued)
March 31, 2012 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
CERTIFICATES OF DEPOSIT (continued)
Bank of Nova Scotia (c)	0.312%	04/19/2012	09/19/2012	$ 205,000,000	$ 205,000,000
Bank of Nova Scotia (c)	0.311%	05/03/2012	10/03/2012	210,000,000	210,000,000
Bank of Tokyo — Mitsubishi	0.170%	04/09/2012	04/09/2012	300,000,000	300,000,000
Bank of Tokyo — Mitsubishi	0.180%	04/13/2012	04/13/2012	450,000,000	450,000,000
Bank of Tokyo — Mitsubishi	0.170%	04/25/2012	04/25/2012	400,000,000	400,000,000
Barclays Bank	0.600%	04/12/2012	04/12/2012	200,000,000	200,000,000
Barclays Bank	0.490%	05/21/2012	05/21/2012	200,000,000	200,000,000
Barclays Bank	0.620%	07/13/2012	07/13/2012	500,000,000	500,000,000
Barclays Bank	0.460%	07/24/2012	07/24/2012	150,000,000	150,000,000
Barclays Bank (c)	0.782%	04/23/2012	08/21/2012	50,000,000	50,000,000
BNP Paribas	0.270%	04/03/2012	04/03/2012	42,000,000	42,000,000
BNP Paribas	0.310%	04/13/2012	04/13/2012	63,000,000	63,000,000
Credit Suisse	0.400%	04/12/2012	04/12/2012	400,000,000	400,000,000
Credit Suisse	0.400%	04/13/2012	04/13/2012	300,000,000	300,000,000
Credit Suisse (c)	0.443%	04/05/2012	12/05/2012	187,000,000	187,000,000
Deutsche Bank AG	0.443%	04/03/2012	04/03/2012	100,000,000	100,000,000
Deutsche Bank AG	0.290%	05/01/2012	05/01/2012	200,000,000	200,000,000
Deutsche Bank AG	0.420%	06/25/2012	06/25/2012	150,000,000	150,000,000
DnB Bank ASA	0.400%	04/13/2012	04/13/2012	127,000,000	127,000,000
ING Bank NV	0.560%	05/02/2012	05/02/2012	400,000,000	400,000,000
ING Bank NV	0.560%	05/03/2012	05/03/2012	200,000,000	200,000,000
ING Bank NV	0.560%	05/07/2012	05/07/2012	250,000,000	250,000,000
ING Bank NV	0.480%	06/14/2012	06/14/2012	300,000,000	300,000,000
Lloyds TSB Bank	0.520%	04/30/2012	04/30/2012	450,000,000	450,000,000
Lloyds TSB Bank	0.300%	05/10/2012	05/10/2012	300,000,000	300,000,000
Lloyds TSB Bank	0.300%	05/11/2012	05/11/2012	300,000,000	300,000,000
National Australia Bank Ltd. (c)	0.323%	04/03/2012	04/26/2012	263,000,000	263,000,000
National Australia Bank Ltd. (c)	0.323%	04/10/2012	06/06/2012	200,000,000	200,000,000
National Australia Bank Ltd. (c)	0.323%	04/10/2012	06/07/2012	150,000,000	150,000,000
National Bank of Canada (c)	0.361%	04/27/2012	07/25/2012	65,000,000	65,000,000
Nordea Bank AB	0.420%	04/09/2012	04/09/2012	400,000,000	400,000,000
Nordea Bank AB	0.390%	04/11/2012	04/11/2012	400,000,000	400,000,000
Nordea Bank AB	0.340%	07/02/2012	07/02/2012	100,000,000	99,998,724
Nordea Bank AB	0.320%	07/03/2012	07/03/2012	125,000,000	124,998,387
Rabobank Nederland NV	0.344%	04/02/2012	04/02/2012	225,000,000	225,000,000
Rabobank Nederland NV	0.520%	04/03/2012	04/03/2012	500,000,000	500,000,000
Rabobank Nederland NV (c)	0.302%	04/16/2012	05/14/2012	140,000,000	140,000,000
Rabobank Nederland NV (c)	0.312%	04/16/2012	05/14/2012	140,000,000	140,000,000
Rabobank Nederland NV	0.400%	06/18/2012	06/18/2012	100,000,000	100,000,000
Royal Bank of Scotland	0.460%	04/16/2012	04/16/2012	100,000,000	100,000,000
Royal Bank of Scotland	0.500%	04/23/2012	04/23/2012	98,000,000	98,000,000
Royal Bank of Scotland	0.520%	05/01/2012	05/01/2012	98,000,000	98,000,000
Royal Bank of Scotland	0.510%	05/07/2012	05/07/2012	127,000,000	127,000,000
Royal Bank of Scotland	0.510%	05/14/2012	05/14/2012	230,000,000	230,000,000
Skandinaviska Enskilda Banken AB	0.570%	05/01/2012	05/01/2012	300,000,000	300,000,000
Skandinaviska Enskilda Banken AB	0.400%	05/16/2012	05/16/2012	355,000,000	355,000,000
Skandinaviska Enskilda Banken AB	0.400%	05/21/2012	05/21/2012	190,000,000	190,000,000
Standard Chartered Bank	0.540%	04/19/2012	04/19/2012	205,000,000	205,000,000
Sumitomo Mitsui Banking Corp.	0.170%	04/09/2012	04/09/2012	250,000,000	250,000,000
Svenska Handelsbanken AB	0.290%	06/04/2012	06/04/2012	120,000,000	120,000,000
Svenska Handelsbanken AB	0.280%	06/11/2012	06/11/2012	225,000,000	225,000,000
Swedbank AB	0.500%	05/07/2012	05/07/2012	220,000,000	220,000,000

State Street Money Market Portfolio
Portfolio of Investments – (continued)
March 31, 2012 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
CERTIFICATES OF DEPOSIT (continued)
Toronto Dominion Bank (c)	0.542%	05/02/2012	02/04/2013	$ 61,500,000	$ 61,500,000
UBS AG (c)	0.741%	04/27/2012	07/27/2012	440,000,000	440,000,000
UBS AG (c)	0.811%	04/30/2012	07/30/2012	440,000,000	440,000,000
TOTAL CERTIFICATES OF DEPOSIT					13,424,497,111
OTHER NOTES — 4.5%
Bank of America NA	0.220%	04/19/2012	04/19/2012	190,000,000	190,000,000
Commonwealth Bank of Australia (b)(c)	0.707%	04/27/2012	11/26/2012	31,000,000	31,000,000
DnB Bank ASA	0.050%	04/02/2012	04/02/2012	309,000,000	309,000,000
Nordea Bank AB (b)(c)	0.663%	05/18/2012	11/16/2012	174,000,000	174,000,000
Rabobank Nederland NV (b)(c)	0.638%	05/16/2012	12/14/2012	107,000,000	107,000,000
Svenska Handelsbanken AB (b)(c)	0.690%	05/08/2012	05/08/2012	40,000,000	40,000,000
Svenska Handelsbanken AB (b)(c)	0.595%	05/16/2012	05/16/2012	300,000,000	300,000,000
Westpac Banking Corp. (c)	0.703%	04/30/2012	11/27/2012	35,000,000	35,000,000
TOTAL OTHER NOTES					1,186,000,000

					Market
					Value
GOVERNMENT AGENCY REPURCHASE
AGREEMENTS — 23.0%
Agreement with Barclays Capital, Inc. and
The Bank of New York Mellon (Tri-Party),
dated 03/30/2012 (collateralized by Federal
Home Loan Mortgage Corporations,
3.000% - 7.500% due 10/01/2018 -
03/01/2042 and Federal National Mortgage
Association, 3.000% - 7.500% due
08/01/2018 - 03/01/2042 valued at
$153,000,001); proceeds $150,002,500	0.150%	04/03/2012	04/03/2012	150,000,000	150,000,000
Agreement with BNP Paribas Securities Corp.
and The Bank of New York Mellon (Tri-
Party), dated 03/30/2012 (collateralized by
Federal Farm Credit Banks, 0.000% due
04/27/2015 - 09/22/2015, Federal Home
Loan Mortgage Corporations, 0.500% -
0.550% due 09/22/2014 - 02/24/2015 and a
Federal National Mortgage Association,
0.375% due 01/26/2015 valued at
$321,300,042); proceeds $315,003,938	0.150%	04/02/2012	04/02/2012	315,000,000	315,000,000
Agreement with Citigroup Global Markets,
Inc. and The Bank of New York, Inc. (Tri-
Party), dated 03/30/2012 (collateralized by
Federal Home Loan Mortgage
Corporations, 4.000% - 7.000% due
04/15/2026 - 07/15/2041 and Federal
National Mortgage Associations, 1.094% -
5.000% due 10/25/2021 - 09/25/2040
valued at $373,320,001); proceeds
$366,004,575	0.150%	04/02/2012	04/02/2012	366,000,000	366,000,000

State Street Money Market Portfolio
Portfolio of Investments – (continued)
March 31, 2012 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
GOVERNMENT AGENCY REPURCHASE
AGREEMENTS (continued)
Agreement with Credit Suisse Securities (USA)
LLC and JP Morgan Chase & Co., (Tri-
Party), dated 03/30/2012 (collateralized by
Federal National Mortgage Associations,
4.500% - 6.000% due 11/01/2035 -
05/01/2041 valued at $153,000,025);
proceeds $150,002,500	0.150%	04/03/2012	04/03/2012	$ 150,000,000	$ 150,000,000
Agreement with Deutsche Bank Securities, Inc.
and The Bank of New York Mellon (Tri-
Party), dated 03/30/2012 (collateralized by a
Federal Home Loan Mortgage Corporation,
4.000% due 03/01/2042 and Federal National
Mortgage Association, 3.500% - 6.000% due
01/01/2018 - 08/01/2047 valued at
$204,000,000); proceeds $200,003,556	0.160%	04/03/2012	04/03/2012	200,000,000	200,000,000
Agreement with Deutsche Bank Securities, Inc.
and The Bank of New York Mellon (Tri-
Party), dated 03/30/2012 (collateralized by
Federal National Mortgage Association,
4.000% - 5.500% due 08/01/2034 -
10/01/2041 valued at $153,163,916);
proceeds $150,002,197	0.140%	04/04/2012	04/04/2012	150,000,000	150,000,000
Agreement with Goldman Sachs & Co. and The
Bank of New York Mellon (Tri-Party), dated
03/30/2012 (collateralized by Federal Home
Loan Mortgage Corporations, 3.500% -
6.000% due 07/01/2022 - 03/01/2042 and
Federal National Mortgage Associations,
3.500% - 6.500% due 02/01/2021 -
03/01/2042 valued at $510,000,000);
proceeds $500,008,333	0.200%	04/02/2012	04/02/2012	500,000,000	500,000,000
Agreement with Goldman Sachs & Co. and The
Bank of New York Mellon (Tri-Party), dated
03/30/2012 (collateralized by Federal Home
Loan Mortgage Corporations, 5.000% -
5.500% due 08/01/2038 - 11/01/2038 and
Federal National Mortgage Associations,
3.500% - 6.000% due 07/01/2024 -
03/01/2042 valued at $306,000,001);
proceeds $300,008,333	0.200%	04/04/2012	04/04/2012	300,000,000	300,000,000
Agreement with Goldman Sachs & Co. and The
Bank of New York Mellon (Tri-Party), dated
03/30/2012 (collateralized by Federal Home
Loan Mortgage Corporations, 3.000% -
6.500% due 03/01/2024 - 02/01/2042,
Federal National Mortgage Associations,
3.500% - 6.000% due 04/01/2019 -
03/01/2042 and a Government National
Mortgage Association, 3.000% due
07/20/2037 valued at $867,000,001);
proceeds $850,028,333	0.200%	04/05/2012	04/05/2012	850,000,000	850,000,000

State Street Money Market Portfolio
Portfolio of Investments – (continued)
March 31, 2012 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
GOVERNMENT AGENCY REPURCHASE
AGREEMENTS (continued)
Agreement with Merrill Lynch Government
Securities, Inc. and The Bank of New
York, Inc. (Tri-Party), dated 03/30/2012
(collateralized by Federal Home Loan
Mortgage Corporations, 4.000% - 5.000%
due 03/01/2026 - 04/01/2042 and Federal
National Mortgage Associations, 3.500% -
5.000% due 03/01/2026 - 04/01/2042
valued at $816,000,001); proceeds
$800,010,667	0.160%	04/02/2012	04/02/2012	$ 800,000,000	$ 800,000,000
Agreement with Morgan Stanley and Co., Inc. and
The Bank of New York Mellon (Tri-Party),
dated 03/30/2012 (collateralized by Federal
National Mortgage Associations, 3.000% -
4.000% due 04/01/2027 - 04/01/2042 and
Government National Mortgage Association,
4.000% due 06/20/2041 valued at
$377,400,001); proceeds $370,005,550	0.180%	04/02/2012	04/02/2012	370,000,000	370,000,000
Agreement with Societe Generale and The Bank of
New York Mellon (Tri-Party), dated 03/30/2012
(collateralized by Federal Home Loan Mortgage
Corporation, 3.500% due 01/01/2042 and
Federal National Mortgage Associations,
4.000% - 5.000% due 02/01/2031 - 01/01/2042
valued at $253,980,001); proceeds
$249,003,735	0.180%	04/02/2012	04/02/2012	249,000,000	249,000,000
Agreement with UBS Securities LLC and The
Bank of New York Mellon (Tri-Party), dated
03/30/2012 (collateralized by Federal Home
Loan Mortgage Corporations, 4.000% due
12/01/2041 - 01/01/2042 valued at
$255,000,000); proceeds $250,005,833	0.140%	04/05/2012	04/05/2012	250,000,000	250,000,000
Agreement with UBS Securities LLC and The
Bank of New York Mellon (Tri-Party), dated
03/30/2012 (collateralized by Federal Home
Loan Mortgage Corporations, 4.500% due
07/01/2030 - 07/01/2041 and Federal National
Mortgage Associations, 4.000% - 6.000% due
09/01/2025 - 11/01/2047 valued at
$1,224,000,000); proceeds $1,200,015,000	0.150%	04/02/2012	04/02/2012	1,200,000,000	1,200,000,000
Agreement with UBS Securities LLC and The
Bank of New York Mellon (Tri-Party), dated
03/30/2012 (collateralized by Federal National
Mortgage Associations, 4.000% - 5.000% due
04/01/2040 - 01/01/2042 valued at
$153,000,001); proceeds $150,003,000	0.180%	04/03/2012	04/03/2012	150,000,000	150,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE
AGREEMENTS					6,000,000,000

TREASURY REPURCHASE AGREEMENTS —
1.8%
Agreement with Barclays Capital, Inc. and The
Bank of New York Mellon (Tri-Party), dated
03/30/2012 (collateralized by U.S. Treasury
Strips, 2.375% - 3.875% due 05/31/2018 -
08/15/2040 valued at $102,000,001); proceeds
$100,000,667	0.080%	04/02/2012	04/02/2012	100,000,000	100,000,000

State Street Money Market Portfolio
Portfolio of Investments – (continued)
March 31, 2012 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TREASURY REPURCHASE
AGREEMENTS (continued)
Agreement with Deutsche Bank Securities, Inc. and
The Bank of New York Mellon (Tri-Party),
dated 03/30/2012 (collateralized by a U.S.
Treasury Strip, 1.500% due 08/31/2018 valued
at $51,000,037); proceeds $50,000,208	0.050%	04/02/2012	04/02/2012	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. The
Bank of New York Mellon (Tri-Party), dated
03/30/2012 (collateralized by a U.S. Treasury
Bond, 6.000% due 02/15/2026 and a U.S.
Treasury Note, 0.750% due 12/15/2013 valued
at $102,000,817); proceeds $100,000,417	0.050%	04/02/2012	04/02/2012	100,000,000	100,000,000
Agreement with Merrill Lynch Government
Securities, Inc. and The Bank of New York
Mellon (Tri-Party), dated 03/30/2012
(collateralized by a U.S. Treasury Strip,
0.000% due 02/07/2013 valued at
$86,700,072); proceeds $85,000,496	0.070%	04/02/2012	04/02/2012	85,000,000	85,000,000
Agreement with Merrill Lynch Government
Securities, Inc. and The Bank of New York
Mellon (Tri-Party), dated 03/30/2012
(collateralized by a U.S. Treasury Strip,
0.875% due 11/30/2016 valued at
$153,000,055); proceeds $150,000,625	0.050%	04/02/2012	04/02/2012	150,000,000	150,000,000
TOTAL TREASURY REPURCHASE
AGREEMENTS					485,000,000
OTHER REPURCHASE AGREEMENT —
0.9%
Agreement with Credit Suisse Securities
(USA) LLC and JP Morgan Chase & Co.
(Tri-Party), dated 03/30/2012
(collateralized by common stocks valued at
$243,008,508); proceeds $225,004,688	0.250%	04/02/2012	04/02/2012	225,000,000	225,000,000
TOTAL OTHER REPURCHASE
AGREEMENT					225,000,000
TOTAL INVESTMENTS (d)(e)† — 100.8%					26,326,768,357
Liabilities in Excess of Assets — (0.8)%					(202,618,550)
NET ASSETS — 100.0%					$ 26,124,149,807

(a)
Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,787,505,243 or 10.67% of net assets as of March 31, 2012.

(b)
Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Fund’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,851,660,561 or 7.09% of net assets as of March 31, 2012.

(c)	Variable Rate Security—Interest rate shown is rate in effect as of March 31, 2012.
(d)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.
(e)	Also represents the cost for federal tax purposes.

State Street Money Market Portfolio
Portfolio of Investments – (continued)
March 31, 2012 (Unaudited)

•
Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Portfolio’s assets carried at fair value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	$26,326,768,357
Level 3 — Significant Unobservable Inputs	—
Total Investments	$26,326,768,357

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the period ended March 31, 2012, there were no transfers between levels.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3.   Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:          /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       May 29, 2012

By:          /s/ Troy Statczar
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:       May 29, 2012